Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 6 - LEASES:

Lease agreements:

As of December 31, 2025, the Company has several operating lease agreements for its facilities and vehicles as follows:

Vehicles:

The Company rents motor vehicles for use by some of its employees under operating lease agreements with lease terms of three years. As collateral for the cars’ lease agreements, the Company pays in advance the fee for the last month under the lease agreement.

As of December 31, 2025, the Company is engaged with car lease companies for leasing of 27 vehicles. The monthly payments for those agreements are approximately $32 thousand.

Offices:

The Company’s corporate headquarters are located in Hod-Hasharon, Israel, consisting of approximately 5,500 square meters of facility space.

During April 2024, the Company signed an amendment to the lease agreement for its office space in Hod-Hasharon, Israel, which extends the lease term through February 28, 2029. This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.

The Company concluded that it is reasonably certain that it will exercise the renewal option. Accordingly, such renewal option was included in determining the lease term. The total monthly rent payment of those leases is approximately $139 thousand.

The Company has entered into various operating leases for office buildings in other territories. The total monthly rent payment of those leases is approximately $26 thousand.

The table below presents the effects on the amounts relating to the Company’s total lease costs:

	Year ended on December 31,
	2025	2024
	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,095	2,088

The table below presents supplemental cash flow information related to operating leases:

	Year ended on December 31,
	2025	2024
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,899	1,886
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets	673	6,094

The table below presents supplemental balance sheet information related to operating leases:

	December 31,
	2025	2024
	U.S. dollars in thousands
Operating lease right-of-use assets	6,901	7,458
Current maturities of operating leases	1,526	975
Non-current operating leases	6,717	6,645
Total operating lease liabilities	8,243	7,620

Weighted average remaining lease term (years)	4.65	5.76
Weighted annual average discount rate	11.58%	11.65%

The table below presents maturities of operating lease liabilities:

December 31, 2025
U.S. dollars in thousands
2026	2,304
2027	2,211
2028	1,955
2029 and forward	4,056
Total operating lease payments	10,526
Less: imputed interest	(2,283)
Present value of lease liabilities	8,243